-------------
                                    RWB/WPG
                                   U.S. LARGE
                                   STOCK FUND
                                 -------------






                                 ANNUAL REPORT
                               DECEMBER 31, 1998

RWB/WPG U.S. LARGE STOCK FUND
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1998


NUMBER                                                                     VALUE
OF SHARES                     SECURITY                                   (000'S)
---------                     --------                                   -------

                 COMMON STOCKS (100.3%)
                 BASIC MATERIALS (3.1%)
130,000         +Bethlehem Steel Corp. .........................          $1,089
 25,700          du Pont E I de Nemours & Co. ..................           1,447
 11,600          Fort James Corp. ..............................             464
 41,400          Kimberly-Clark Corp. ..........................           2,256
 13,700          Oneok Inc. ....................................             495
                                                                       ---------
                                                                           5,751
                                                                       ---------
                 CONSUMER CYCLICALS (8.2%)
 16,500          Armstrong World Industries Inc. ...............             995
 20,077          +DaimlerChrysler AG ...........................           1,929
 32,000          Dayton Hudson Corp. ...........................           1,736
 46,000          Ford Motor Co. ................................           2,700
 22,000          Gannet Inc. ...................................           1,419
  7,100          Goodyear Tire & Rubber Co. ....................             358
  8,100          Knight Ridder Inc. ............................             414
  8,500          Lowes Corp. ...................................             835
 39,450          Mattel Inc. ...................................             900
 36,000          May Department Stores Co. .....................           2,174
 12,400          Maytag Corp. ..................................             772
 24,600          Penny (J.C.) Co. ..............................           1,153
                                                                       ---------
                                                                          15,385
                                                                       ---------

                 CONSUMER NON-CYCLICALS (10.2%)
 46,000          Avon Products Inc. ............................           2,035
 44,800          Campbell Soup Co. .............................           2,464
 50,300          Coca Cola Co. .................................           3,364
 11,800          General Mills Inc. ............................             917
 42,600          Great Atlantic & Pacific Tea ..................           1,262
 32,350          Heinz H J Co. .................................           1,832
 91,500          Philip Morris Companies Inc. ..................           4,895
 38,800          Sara Lee Corp. ................................           1,094
 50,100          Wendy's International .........................           1,093
                                                                       ---------
                                                                          18,956
                                                                       ---------

                 CONSUMER SERVICES (3.8%)
 50,200         +General Nutrition Companies Inc. ..............             816
 38,600          Intimate Brands Inc. ..........................           1,153
 75,200          King World Productions Inc. ...................           2,214
 25,600         +MediaOne Group Inc. ...........................           1,203
 17,800          New York Times Corp. - Cl A ...................             617
 33,300         +Promus Hotel Corp. ............................           1,078
                                                                       ---------
                                                                           7,081
                                                                       ---------


                 ENERGY (7.0%)
 28,000          Coastal Corp. .................................             978
 81,700          Exxon Corp. ...................................           5,974
105,900          Royal Dutch Petroleum Co. ADR .................           5,070
 20,900          Schlumberger Ltd ..............................             964
                                                                       ---------
                                                                          12,986
                                                                       ---------

NUMBER                                                                     VALUE
OF SHARES                     SECURITY                                   (000'S)
---------                     --------                                   -------

                 FINANCIAL (14.5%)
 56,200          Allstate Corp. ................................          $2,171
 49,500          Bankboston Corp. ..............................           1,927
 53,460          Bank One Corp. ................................           2,730
 40,300          Bear Stearns Companies Inc. ...................           1,506
 51,800          Chase Manhattan Corp. .........................           3,526
 20,200          Countrywide Credit Industries .................           1,014
 20,700          Federal National Mortgage
                   Association .................................           1,532
 49,000          First Union Corp. .............................           2,980
 16,900          Golden West Financial .........................           1,550
 40,300          PNC Bank ......................................           2,181
 13,000          SAFECO Corp. ..................................             558
 33,950          SLM Holding Corp. .............................           1,630
 12,200          St Paul Companies Inc. ........................             424
 24,500          The PMI Group Inc. ............................           1,210
  5,300          Transamerica Corp. ............................             612
 44,619          U.S. Bancorp ..................................           1,584
                                                                       ---------
                                                                          27,135
                                                                       ---------

                 HEALTH CARE (13.3%)
 88,600          Abbott Laboratories ...........................           4,341
 73,200          Bristol-Myers Squibb Co. ......................           9,795
105,600          Schering-Plough Corp. .........................           5,834
 28,300          Tenet Healthcare Corp. ........................             743
 56,100          Warner Lambert Co. ............................           4,218
                                                                       ---------
                                                                          24,931
                                                                       ---------

                 INDUSTRIALS (8.2%)
 29,300          Aeroquip Vickers Inc. .........................             877
 25,300          Browning Ferris Industries Inc. ...............             719
  8,600          Caterpillar Inc. ..............................             396
 13,400          Cooper Industries Inc. ........................             639
 52,500         +Cytec Industries Inc. .........................           1,116
 70,000          General Electric ..............................           7,144
 15,900          Interpublic Group of
                    Companies Inc. .............................           1,268
 14,625          Parker Hannifin Corp. .........................             479
 19,500          Raytheon Corp. - Cl B .........................           1,038
  9,600          Stanley Works .................................             266
 27,700          Sundstrand Corp. ..............................           1,437
                                                                       ---------
                                                                          15,379
                                                                       ---------

                       See notes to financial statements
Page 2








RWB/WPG U.S. LARGE STOCK FUND
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1998

NUMBER                                                                     VALUE
OF SHARES                     SECURITY                                   (000'S)
---------                     --------                                   -------

                 TECHNOLOGY (23.2%)
 33,600          Cadence Design Systems Inc. ...................          $1,000
 33,750         +Cisco Systems .................................           3,132
111,000         +Dell Computer Corp. ...........................           8,124
 37,700          First Data Corp. ..............................           1,195
  9,800          General Dynamics Corp. ........................             575
 43,300          GTE Corp. .....................................           2,814
 36,300          Intel Corp. ...................................           4,304
 23,200          International Business
                 Machines Corp. ................................           4,286
 46,400          Lucent Technologies ...........................           5,104
 44,600          Microsoft Corp. ...............................           6,185
 40,000         +Oracle Systems ................................           1,725
 33,299          US West Inc. ..................................           2,152
 22,700          Xerox Corp. ...................................           2,679
                                                                       ---------
                                                                          43,275
                                                                       ---------

                 TRANSPORTATION (1.0%)
 14,800         +AMR Corp. .....................................             879
 30,600          Burlington Northern Santa Fe ..................           1,033
                                                                       ---------
                                                                           1,912
                                                                       ---------

                 UTILITIES (7.8%)
 37,100          Baltimore Gas & Electric Co. ..................           1,141
 40,700          Bell Atlantic Corp. ...........................           2,157
 61,200          Entergy Corp. .................................           1,905
 31,600          GPU Inc. ......................................           1,396
149,975          SBC Communications ............................           8,042
                                                                       ---------
                                                                          14,641
                                                                       ---------

                 TOTAL INVESTMENTS (100.3%)
                   (Cost $114,113) ..............................        187,432

                 LIABILITIES IN EXCESS
                   OF OTHER ASSETS (-0.3%) .....................           (536)
                                                                       ---------

                 TOTAL NET ASSETS (100.0%) .....................        $186,896
                                                                      ==========

                 + Non-income producing securities.


                       See notes to financial statements

RWB/WPG U.S. LARGE STOCK FUND
STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 1998




ASSETS:
Investments at value (Cost $114,112,923) ......................   $ 187,432,370
Dividends and interest receivable .............................         221,027
Receivable for Fund shares sold ...............................          97,297
Other assets ..................................................           9,208
                                                                  -------------
                                                                    187,759,902
                                                                  -------------

Liabilities:
Payable to custodian bank .....................................         465,932
Payable for management fee (Note 2) ...........................          22,223
Payable for shareholder servicing fee (Note 2) ................          15,575
Distributions payable .........................................           8,850
Payable for Fund shares redeemed ..............................         310,838
Accrued expenses ..............................................          40,216
                                                                  -------------
                                                                        863,634
                                                                  -------------

NET ASSETS ....................................................   $ 186,896,268
                                                                  =============

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, at par .........................   $      24,493
Paid-in surplus ...............................................     112,406,975
Undistributed net investment income ...........................         463,050
Undistributed net realized gains on investments and futures ...         682,303
Net unrealized appreciation on investments ....................      73,319,447
                                                                  -------------
Net Assets applied to 24,493,459 shares of beneficial interest
  with $0.001 par value (authorized shares unlimited) .........   $ 186,896,268
                                                                  =============


UNREALIZED APPRECIATION\(DEPRECIATION)*
   Gross appreciation .........................................   $  74,547,194
   Gross depreciation .........................................      (1,227,747)
                                                                  -------------
Net unrealized appreciation ...................................   $  73,319,447
                                                                  =============


Net asset value, offering and redemption price per share
    as of the close of business on December 31, 1998  .........   $        7.63
                                                                  =============



* Based on cost of securities for book purposes which does not differ significantly from Federal income tax cost.




                       See notes to financial statements

RWB/WPG U.S. LARGE STOCK FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1998




INVESTMENT INCOME:
Dividends ........................................... $  3,116,396
Interest ............................................       28,577
                                                      ------------
                                                                   $  3,144,973
EXPENSES:
Investment advisory fee (Note 2) ....................      500,974
Shareholder service fee (Note 2) ....................      192,682
Fund Accounting expense .............................       78,561
Professional fees ...................................       68,372
Custodian fees and expenses (Note 5) ................       64,626
Transfer agent fee and expenses .....................       34,060
Registration fees ...................................       26,597
Shareholder reports .................................       15,651
Organization costs ..................................        5,465
Trustees' fees and expenses .........................       12,142
Other expenses ......................................       17,098
                                                      ------------
                                                         1,016,228
Less waiver of fees by Adviser (Note 2) .............     (202,107)
Less expenses paid indirectly (Note 5) ..............       (4,398)
                                                      ------------
                                                                        809,723
                                                                   ------------
NET INVESTMENT INCOME ...............................                 2,335,250

NET REALIZED GAINS ON INVESTMENTS AND FUTURES .......                30,219,004
NET CHANGE IN UNREALIZED APPRECIATION ON
    INVESTMENTS AND FUTURES .........................                10,365,148
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.              $ 42,919,402
                                                                   ============









STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                          1998            1997
                                                                          ----            ----
OPERATIONS:
Net investment income ..........................................   $   2,335,250    $   3,033,100
Net realized gains on investments and futures ..................      30,219,004       25,418,479
Net change in unrealized appreciation on investments and futures      10,365,148       26,788,609
                                                                   -------------    -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........      42,919,402       55,240,188
                                                                   -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .....................................      (2,645,642)      (2,702,229)
From realized gains ............................................     (29,712,590)     (28,496,233)
                                                                   -------------    -------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS ......................     (32,358,232)     (31,198,462)
                                                                   -------------    -------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST - (NOTE 4)
Shares sold ....................................................      12,904,570       19,457,474
Dividends and Distributions reinvested .........................      31,751,512       30,787,326
Shares redeemed ................................................     (81,272,035)     (61,560,976)
                                                                   -------------    -------------
NET DECREASE FROM FUND SHARE TRANSACTIONS ......................     (36,615,953)     (11,316,176)
                                                                   -------------    -------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS ........................     (26,054,783)      12,725,550

NET ASSETS BEGINNING OF YEAR ...................................     212,951,051      200,225,501
                                                                   -------------    -------------
NET ASSETS END OF YEAR (INCLUDING UNDISTRIBUTED NET INVESTMENT
    income of $463,050 and $773,442) ...........................   $ 186,896,268    $ 212,951,051
                                                                   =============    =============




                        See notes to financial statements

RWB/WPG U.S. LARGE STOCK FUND
NOTES TO FINANCIAL STATEMENTS


NOTE 1 - ORGANIZATION AND ACCOUNTING POLICIES:
RWB/WPG U.S. Large Stock Fund (formerly the U.S. Large Stock Fund) (the "Fund") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

PORTFOLIO VALUATION: Portfolio securities listed or admitted to trading on a national securities exchange are valued at the last sale price, on such exchange, as of the close of regular trading on the New York Stock Exchange on the day the valuation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices. Short-term debt securities are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent fair value. If other securities and assets for which market quotations are not readily available are held by the Fund, they are valued at their fair value as determined, in good faith, by the Fund's Valuation Committee as authorized by the Fund's Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded utilizing the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid at least annually. Distributions from net realized gains are declared and paid by December 31 of the year in which they are earned. To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gains.

FEDERAL INCOME TAXES: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. No federal income tax or excise tax provision is required. The federal income tax basis of investments approximates cost.

FUTURES: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt or payment is known as a "variation margin" and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Fund only enters into futures contracts which are traded on exchanges.

FINANCIAL RISKS: The Fund may enter into futures contracts to protect against adverse movements in the price of securities in the investment portfolio. Certain risks are associated with the use of futures. The predominant risk is that the movement in price of the instrument underlying the future may not correlate perfectly with the movement of the price of the asset being hedged.

USE OF ESTIMATES: Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES: The investment advisory fee is earned by Weiss, Peck & Greer, L.L.C. ("WPG").

RWB/WPG U.S. LARGE STOCK FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED


Under the Fund's Investment Advisory agreement, the advisory fee is calculated at the following rates: 0.26% of the Funds average daily net assets not exceeding $500 million, 0.24% in excess of $500 million up to $1 billion, 0.22% of assets in excess of $1 billion up to $2 billion and 0.20% in excess of $2 billion. Such fees are paid monthly. WPG has voluntarily agreed to limit the Fund's total operating expenses to 0.42% or less (determined by average net assets). In September of 1998, WPG was acquired by Robeco Group N.V., a Dutch investment management firm. As required by the Investment Company Act of 1940, the Fund's advisory agreement was renewed through a proxy statement.

Reinhardt Werba Bowen Advisory Services ("RWB") receives an asset allocation fee up to 2% annually of assets from shareholders (not a Fund expense) participating in their Strategic Asset Money Management program. RWB receives a fee from the Fund for shareholder servicing functions provided, equal to 0.10% of daily average net assets. Certain transactions and service charges may also be imposed by institutions serving as financial intermediaries in the purchase and custody of Fund shares held. No part of these fees is received by the Fund or the Adviser. In August 1998 RWB was acquired by Assante Capital Management Inc. RWB will continue to carry out shareholder servicing functions.

Certain officers and Trustees of the Fund are "affiliated persons", as defined in the Act, of WPG.

NOTE 3 - SECURITIES TRANSACTIONS: During the year ended December 31, 1998, sales proceeds and cost of securities purchased (other than short-term investments and options written), amounted to $111,745,789 and $46,552,960, respectively. Brokerage commissions on the above transactions amounted to $147,489. Of this amount, $52,214 was received by WPG. These amounts do not include profits earned in connection with the execution of principal transactions, none of which were received by WPG.

NOTE 4 - TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST: Transactions in the Fund's Shares of Beneficial Interest were as follows (000's omitted):

                                        YEAR ENDED
                                        DECEMBER 31,
                                        1998     1997
                                        ----     ----
Shares sold .......................     1,580    2,574
Dividends and
  distributions reinvested ........     4,239   4,144
Shares redeemed ...................    (9,990)  (8,145)
                                       ------   ------
Net decrease ......................    (4,171)  (1,427)
                                       ======   ======

NOTE 5 - The Fund has entered into an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the year ended December 31, 1998, the Fund's custodian fees amounted to $64,626 of which $4,398 was offset by such credits. The Fund could have invested its cash balances elsewhere if it had not agreed to a reduction in fees under the expense offset arrangement with the custodian.

NOTE 6 - FEDERAL INCOME TAX STATUS OF DIVIDENDS - (Unaudited)
The following tax information represents the designation of various tax benefits relating to the fiscal year ended December 31, 1998:

The percentage of investment company taxable income eligible for the dividends received deduction available for certain corporate shareholders with respect to the fiscal year ended December 31, 1998 is 100%.

Long-term capital gains distributions paid to shareholders by the Fund during the fiscal year ended December 31, 1998 whether taken in shares or in cash were $29,712,590.

The above figures may differ from those cited elsewhere in the report due to differences in the calculations of income and capital gains for Securities and Exchange Commission (financial reporting) purposes and Internal Revenue Service
(tax) purposes.

RWB/WPG U.S. LARGE STOCK FUND
FINANCIAL HIGHLIGHTS                         (FOR THE YEARS ENDED DECEMBER 31,)



                                                          1998             1997            1996            1995           1994
                                                          ----             ----            ----            ----           ----
Per Share Data:
   Net Asset Value at Beginning of Year ......   $         7.43  $         6.65  $         6.39  $         5.05  $         5.16
                                                 --------------  --------------  --------------  --------------  --------------

      Net Investment Income ..................             0.14            0.12            0.13            0.13            0.14
      Net Realized and Unrealized Gain/(Loss)
          on Investments .....................             1.65            1.93            1.12            1.58           (0.14)
                                                 --------------  --------------  --------------  --------------  --------------
   Total Income from Operations ..............             1.79            2.05            1.25            1.71            0.00
                                                 --------------  --------------  --------------  --------------  --------------

      Dividends from Net Investment Income ...            (0.13)          (0.11)          (0.12)          (0.13)          (0.11)
      Distributions from Capital Gains .......            (1.46)          (1.16)          (0.87)          (0.24)           0.00
                                                 --------------  --------------  --------------  --------------  --------------
   Total Distributions .......................            (1.59)          (1.27)          (0.99)          (0.37)          (0.11)
                                                 --------------  --------------  --------------  --------------  --------------

   Net Asset Value End of Year ...............   $         7.63  $         7.43  $         6.65  $         6.39  $         5.05
                                                 ==============  ==============  ==============  ==============  ==============


Total Return .................................            24.51%          30.83%          19.33%          33.81%           0.06%
Net Assets at End of Period (000's) ..........   $      186,896     $   212,951     $   200,226     $   174,161     $   106,850

Ratios:
   Ratio of Expenses to Average Net Assets (a)             0.42%           0.51%           0.59%           0.69%           0.75%
   Ratio of Net Investment Income to Average
      Net Assets (a) .........................             1.21%           1.46%           1.86%           2.26%           2.65%
   Portfolio Turnover Rate ...................             24.2%           54.2%           59.6%           27.1%           36.2%



(a) The Advisor agreed not to impose its full fee from inception through December 31, 1998. Had the Advisor not so agreed, the ratio of expenses and net investment income to average net assets would have been 0.79% and 2.61% for the year ended 12/31/94, 0.74% and 2.21% for the year ended 12/31/95, 0.62% and 1.83% for the year ended 12/31/96, 0.53% and 1.44% for the year ended 12/31/97, and 0.53% and 1.10% for the year ended 12/31/98, respectively. The custody fee earnings credit had an effect of less than 0.01% per share on the above ratios.

RWB/WPG U.S. LARGE STOCK FUND
AVERAGE ANNUAL TOTAL RETURN



Graph depicted here illustrates the comparison of a $10,000 investment between the RWB/WPG U.S. Large Stock Fund and the S&P 500 Index for the period June 1993 through December 1998.

               U.S.LARGE      S&P 500
                STOCK          INDEX
                -----          -----
06/08/93       10,000         10,000
12/31/93       10,508         10,592
12/31/94       10,515         10,733
12/31/95       14,070         14,758
12/31/96       16,788         18,189
12/31/97       21,960         24,260
12/31/98       27,343         31,238

INSERT PLOT POINTS

AVERAGE ANNUAL TOTAL RETURN
(for the periods ended December 31, 1998)


                           ONE      FIVE     SINCE
                           YEAR     YEAR     INCEPTION*
                           ----     ----     ----------
RWB/WPG U.S. Large
  Stock Fund ............  24.51%   21.08%     19.82%

S&P 500 Index ...........  28.76%   24.15%     22.65%

* Inception date 6/8/93.


1998 proved to be a very challenging year for Large Cap managers who focused on stocks with attractive relative valuations. The uncertainty of the global market coupled with dramatic cash flows into the equity mutual funds led to the disproportionate advance of the "safest", most liquid, ultra-large capitalization stocks. These very large stocks had extremely high valuations, measured both on historic and relative levels. Given the challenges that value managers had in 1998, the RWB/WPG US Large Stock Fund had a stellar year. Sound risk control coupled with strategic rebalancings allowed the Fund to generate a substantial 24.51% return for the year.

                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of RWB/WPG U.S. Large Stock Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the RWB/WPG U.S. Large Stock Fund as of December 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and the performance of other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the RWB/WPG U.S. Large Stock Fund as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


New York, New York                                                    KPMG LLP
January 19, 1999

















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                                    RWB/WPG
                             U.S. LARGE STOCK FUND

                             REINHARDT WERBA BOWEN
                              1190 Saratoga Avenue
                                   Suite 200
                               San Jose, CA 95129
                            (800) 366-7266 Ext. 124

TRUSTEES
Raymond R. Herrmann, Jr.*          William B. Ross*
Lawrence J. Israel*                Robert A. Straniere*
Graham E. Jones*                   Alan B. Werba
Paul Meek*
*Member of Audit Committee


OFFICERS
Roger J. Weiss, PRESIDENT, CHAIRMAN AND TRUSTEE
Jay C. Nadel, EXECUTIVE VICE PRESIDENT AND SECRETARY
Francis H. Powers, EXECUTIVE VICE PRESIDENT AND TREASURER
Daniel Cardell, VICE PRESIDENT
Joseph J. Reardon, VICE PRESIDENT


INVESTMENT ADVISER
Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY 10004


CUSTODIAN
Boston Safe Deposit and Trust Company
One Exchange Place
Boston, MA 02109


DIVIDEND DISBURSING AND TRANSFER AGENT
First Data Investor Services Group
P.O. Box 60448
King of Prussia, PA 19406-0448


LEGAL COUNSEL
Hale and Dorr
60 State Street
Boston, MA 02109


INDEPENDENT AUDITORS KPMG LLP
345 Park Avenue
New York, NY 10154